ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Schedule of components of net income/(loss) from discontinued operations

	Year ended December 31,
	2023	2024	2025
Gain from disposal – Toloka	—	—	85.9
Net loss from discontinued operations – Toloka	(42.5)	(41.5)	(13.2)
Net income from discontinued operations – businesses in Russia	607.4	477.7	—
Loss from disposal – businesses in Russia	—	(784.6)	—
Gain from revaluation of investment in the divested businesses	—	59.0	—
Total net income / (loss) from discontinued operations	564.9	(289.4)	72.7

Schedule of consideration received for the sale of the Company's Russian operations and related businesses

	Class A shares	Fair value of Class A shares received	Cash part of consideration	Total
1st closing	67,632,122	931.1	2,458.1	3,389.2
2nd closing	94,853,603	1,355.3	184.2	1,539.5
Total	162,485,725	2,286.4	2,642.3	4,928.7

Schedule of discontinued operations

	Year ended December 31,
	2023	2024
Revenues	9,344.8	3,848.5
Operating costs and expenses:
Cost of revenues	4,193.7	1,588.8
Product development	1,099.5	433.6
Sales, general and administrative	2,878.1	1,143.4
Depreciation and amortization	440.5	89.3
Goodwill impairment	84.3	1.6
Total operating costs and expenses	8,696.1	3,256.7
Income / (loss) from discontinued operations	648.7	591.8
Interest income	62.7	33.70
Interest expense	(122.6)	(80.60)
Income / (loss) from equity method investments	(6.4)	(0.5)
Other income / (loss), net	264.1	13.2
Income / (loss) from discontinued operations before income tax expense	846.5	557.6
Income tax expense	239.1	79.9
Net income from discontinued operations, net of tax	607.4	477.7

December 31, 2024
ASSETS
Cash and cash equivalents	14.9
Accounts receivable, net	1.9
Prepaid expenses	0.7
VAT reclaimable	1.9
Other current assets	2.0
Total current assets from discontinued operations	21.4
Property and equipment	0.3
Operating lease right-of-use assets	0.2
Deferred tax assets	0.1
Other non-current assets	0.1
Total non-current assets from discontinued operations	0.7
TOTAL ASSETS FROM DISCONTINUED OPERATIONS	22.1
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable, accrued and other liabilities	7.5
Income and non-income taxes payable	0.4
Deferred revenue	0.2
Total current liabilities from discontinued operations	8.1
TOTAL LIABILITIES FROM DISCONTINUED OPERATIONS	8.1

	Year ended December 31,
	2023	2024	2025
Revenues	11.1	26.1	6.4
Operating costs and expenses:
Cost of revenues	12.3	29.7	8.4
Product development	25.2	14.9	3.4
Sales, general and administrative	15.5	22.3	7.4
Depreciation and amortization	—	0.2	0.1
Total operating costs and expenses	53.0	67.1	19.3
Loss from discontinued operations	(41.9)	(41.0)	(12.9)
Interest income	—	—	0.1
Other income / (loss), net	(0.5)	0.1	(0.6)
Loss from discontinued operations before income tax expense	(42.4)	(40.9)	(13.4)
Income tax expense / (benefit)	0.1	0.6	(0.2)
Net loss from discontinued operations, net of tax	(42.5)	(41.5)	(13.2)